Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Property, plant and equipment
13.	Property, plant and equipment
Property, plant and equipment
c
omprises owned and leased assets, as follows
:

Million US dollar	31 December 2019	31 December 2018 restated
Property, plant and equipment owned	25 515	25 638
Property, plant and equipment leased (right-of-use assets)	2 029	1 977
Total property, plant and equipment	27 544	27 615

	31 December 2019				31 December 2018 restated 1
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 155	33 540	2 274	47 969	48 297
Effect of movements in foreign exchange	(94)	(374)	(17)	(485)	(3 086)
Acquisitions	48	1 236	3 167	4 451	4 342
Acquisitions through business combinations	—	22	2	24	2
Disposals	(208)	(1 777)	(2)	(1 987)	(1 474)
Disposals through the sale of subsidiaries	(1)	(3)	—	(4)	(1 128)
Transfer (to)/from other asset categories and other movements 2	316	1 737	(3 264)	(1 211)	1 014
Balance at end of the period	12 216	34 381	2 160	48 757	47 969
Depreciation and impairment losses
Balance at end of previous year	(3 450)	(18 881)	—	(22 331)	(21 414)
Effect of movements in foreign exchange	40	270	—	310	1 392
Depreciation	(409)	(2 961)	—	(3 370)	(3 530)
Disposals	119	1 615	—	1 734	1 249
Disposals through the sale of subsidiaries	1	2	—	3	818
Impairment losses	(1)	(86)	—	(87)	(91)
Transfer to/(from) other asset categories and other movements 1	96	403	—	499	(755)
Balance at end of the period	(3 604)	(19 638)	—	(23 242)	(22 331)
Carrying amount
at 31 December 2018	8 704	14 659	2 274	25 638	25 638
at 31 December 2019	8 612	14 743	2 160	25 515	—
As a result of the agreement to divest CUB to Asahi, the company reclassified 625m US dollar in property, plant and equipment to assets held for sale as at 31 December 2019 – see Note 22
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.
As at 31 December 2019, the carrying amount of property, plant and equipment subject to restrictions on title amounted to 4m US dollar (31 December 2018: 8m US dollar).
Contractual commitments to purchase property, plant and equipment amounted to 457m US dollar as at 31 December 2019 compared to 416m US dollar as at 31 December 2018.

1
The 2018 balances have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. As required by IFRS 5, the Australia property, plant and equipment balances for the Australia operations were reclassified to assets held for sale as at 31 December 2019 without restatement of 2018 balances.

2
The transfer (to)/from other asset categories and other movements relates mainly to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5
Non-current
assets held for sale and discontinued operations
and to the restatement of
non-monetary
assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
. Accordingly, the 2019 transfers include the balances of Australian operations reclassified to assets held for sale as at 31 December 2019.

AB InBev’s net capital expenditures in the statement of cash flow amounted to 4 854m US dollar in 2019 and 4 568m US dollar in 2018. Out of the total 2019 capital expenditures approximately 42% was used to improve the company’s production facilities while 43% was used for logistics and commercial investments and 15% for improving administrative capabilities and for the purchase of hardware and software.
Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	2019
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 723	306	2 029
Depreciation for the period	(329)	(160)	(489)

	2018 restated
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 624	353	1 977
Depreciation for the period	(318)	(150)	(468)
As a result of the agreement to divest CUB to Asahi, the company reclassified 84m US dollar right-of-use
assets to assets held for sale – see Note
22
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.
Following the sale of Dutch and Belgian pub real estate to Cofinimmo in October 2007, AB InBev entered into lease agreements with a term of 27 years. These lease agreements will mature in November 2034. Furthermore, the company leases a number of warehouses, trucks, factory facilities and other commercial buildings, which typically run for a period of five to ten years. Lease payments are increased annually to reflect market rentals, if applicable. None of the leases include contingent rentals.
Additions to
right-of-use
assets during 2019 were 420m US dollar (2018: 215m US dollar). The expense related to short-term and low-value
leases and variable lease payments that are not included in the measurement of the lease liabilities is not significant. In 2019, AB InBev recognized right-of-use
assets on acquisitions of subsidiaries of 12m US dollar (2018: nil) – see also note 6
Acquisitions and disposals of subsidiaries
.
The company leases out pub real estate for an average outstanding period of 6 to 8 years and part of its own property under operating leases
.